Document And Entity Information	12 Months Ended
Dec. 31, 2021
Document And Entity Information Abstract
Entity Registrant Name	BRC Inc.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001891101
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false